Parent company only condensed financial information - Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash generated from /(used in) operating activities
Cash used in operations	¥ (720,786)	¥ (383,704)	¥ (693,691)
Net cash used in operating activities	(745,984)	(404,334)	(704,145)
Cash flows from investing activities
Payment for interest in subsidiaries, net of cash acquired	0	(11,060)	0
Net cash generated from investing activities	1,873,169	388,435	1,315,725
Cash flows from financing activities
Proceeds from exercise of shares under share incentive scheme	1,161	9,257
Proceeds from issuance of ordinary shares			2,722,445
Share issue transaction costs			(24,766)
Net cash generated from/(used in) financing activities	(694,066)	(1,611,781)	1,533,838
Net (decrease)/increase in cash and cash equivalents	433,119	(1,627,680)	2,145,418
Cash and cash equivalents at the beginning of the year	1,399,370	3,055,194	1,077,875
Effects of exchange rate changes on cash and cash equivalents	75,287	(28,144)	(168,099)
Cash and cash equivalents at the end of year	1,907,776	1,399,370	3,055,194
Parent company
Cash generated from /(used in) operating activities
Cash used in operations	(139,011)	(51,132)	(5,230)
Net cash used in operating activities	(139,011)	(51,132)	(5,230)
Cash flows from investing activities
Payment for interest in subsidiaries, net of cash acquired	(3,005,546)	(1,333,804)	(3,381,568)
Proceeds from loan to subsidiaries	3,218,655	1,350,654	85,694
Net cash generated from investing activities	213,109	16,850	(3,295,874)
Cash flows from financing activities
Proceeds from exercise of shares under share incentive scheme	1,161	9,257
Proceeds from issuance of ordinary shares			2,722,445
Proceeds from issuance of ordinary shares upon initial public offering	(74,992)
Share issue transaction costs			(24,766)
Net cash generated from/(used in) financing activities	(73,831)	9,257	2,697,679
Net (decrease)/increase in cash and cash equivalents	267	(25,025)	(603,425)
Cash and cash equivalents at the beginning of the year	6,454	31,857	634,507
Effects of exchange rate changes on cash and cash equivalents	606	(378)	775
Cash and cash equivalents at the end of year	¥ 7,327	¥ 6,454	¥ 31,857